Share-Based Compensation - Restricted Share Grant Activity (Details) - Restricted Shares - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of non-vested restricted shares
Beginning balance (in shares)	78,285	85,378
Granted (in shares)	44,443	54,851
Vested (in shares)	(53,223)	(61,944)
Ending balance (in shares)	69,505	78,285	85,378
Weighted average grant date fair value
Beginning balance (in dollars per share)	$ 13.62	$ 11.44
Granted (in dollars per share)	13.74	15.05
Vested (in dollars per share)	13.52	11.88
Ending balance (in dollars per share)	$ 13.77	$ 13.62	$ 11.44
Weighted average remaining contractual term (years)
Weighted average remaining contractual term (years)	1 year 3 months 21 days	9 months	9 months 21 days